Investment Objectives and Goals	Apr. 29, 2025
Invesco Active Allocation Fund | Invesco Active Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return through growth of capital and current income.
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is current income and,
Objective, Secondary [Text Block]	secondarily, growth of capital.
Invesco International Diversified Fund | Invesco International Diversified Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Quality Income Fund | Invesco Quality Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.